S000048737 [Member] Expense Example - ClearBridge Sustainability Leaders Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 666
Expense Example, with Redemption, 3 Years	927
Expense Example, with Redemption, 5 Years	1,208
Expense Example, with Redemption, 10 Years	2,005
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	625
Expense Example, with Redemption, 5 Years	1,078
Expense Example, with Redemption, 10 Years	2,146
Class FI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	395
Expense Example, with Redemption, 5 Years	689
Expense Example, with Redemption, 10 Years	1,526
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	722
Expense Example, with Redemption, 5 Years	1,323
Expense Example, with Redemption, 10 Years	2,950
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	537
Expense Example, with Redemption, 10 Years	1,209
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	273
Expense Example, with Redemption, 5 Years	485
Expense Example, with Redemption, 10 Years	$ 1,095